SEGMENT REPORTING AND CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING AND CONCENTRATION OF RISK
(26)	SEGMENT REPORTING AND CONCENTRATION OF RISK

ASC 280, “Segment Reporting”, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas and major customers. The method of determining what information to report is based on the way that management organizes the operating segments within the company for making operating decisions and assessing financial performance.

The Company operates in two principal reportable business segments, Polysilicon (“Polysilicon segment”) and Wafer, cell, module and PV project (“Other PV products segment”). The Polysilicon segment involves production and sales of polysilicon. The Other PV products segment involves the manufacture and sales of monocrystalline and multicrystalline solar wafers and PV modules and processing services, manufacture and sales of PV cells and the development of power plant projects. Miscellaneous revenues and expenses and other unallocated costs and expenses are recorded in Other. The chief operating decision maker is the chief executive officer of the Company.

Consistent with the reports received and reviewed by the chief operating decision maker for purpose of assessing the financial performance and allocating resources of the two business segments, the Company reports the segment information at the net sales and gross profit level.

The following table summarizes the Company’s revenues generated from each segment:

	Year Ended December 31, 2009
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	18,064	1,095,958	(15,984)	1,098,038
Depreciation	(2,111)	(60,447)	0	(62,558)
Inventory write-downs	0	(180,213)	0	(180,213)
Gross profit (loss)	3,169	(114,688)	(2,064)	(113,583)

	Year Ended December 31, 2010
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	272,791	2,425,874	(189,318)	2,509,347
Depreciation	(67,733)	(82,598)	0	(150,331)
Inventory write-downs	0	(6,113)	0	(6,113)
Gross profit (loss)	60,707	536,850	(39,722)	557,835

	Year Ended December 31, 2011
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	599,208	2,012,180	(453,575)	2,157,813
Depreciation	(99,423)	(112,099)	0	(211,522)
Inventory write-downs	(743)	(304,432)	0	(305,175)
Gross profit (loss)	208,972	(81,179)	(167,454)	(39,661)

The following table summarizes the Group’s net revenues, based on the geographic location of the customers:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Mainland China	274,019	858,988	833,387
Europe excluding Germany	57,944	380,339	437,616
Asia Pacific excluding mainland China and Taiwan	198,484	306,072	320,285
Taiwan	354,126	260,100	251,040
Germany	165,891	512,464	181,915
North America	47,574	191,384	133,570

Total net revenue	1,098,038	2,509,347	2,157,813

Significant concentrations

The carrying amounts of cash and cash equivalents, pledged bank deposits, trade accounts receivable, prepayments and other current assets represent the Group’s maximum exposure to credit risk in relation to financial assets. As of December 31, 2011, substantially all of the Group’s cash and cash equivalents and pledged bank deposits were held in major financial institutions located in the mainland China, the Hong Kong Special Administrative Region, European Union and USA, which management believes have high credit ratings. As of December 31, 2011, cash and cash equivalents and pledged bank deposits held in mainland China, Hong Kong, European and USA financial institutions amounted to US$840,771 in total and were denominated in the following currencies:

	US$	EUR€	RMB	HKD
	(000’s)	(000’s)	(000’s)	(000’s)
In mainland China	68,648	2,535	4,546,951	0
In Hong Kong	3,006	1,585	767	75
In USA	31,786	5	0	0
In European Union	0	7,892	0	0

Total in original currency	103,440	12,017	4,547,718	75

US$ equivalent	103,440	15,567	721,755	10

The following represents the amount of sales to customers that directly or indirectly contributed, on an individual basis, 10% or more of revenue for the years ended December 31, 2009, 2010 and 2011:

	December 31, 2009	December 31, 2010	December 31, 2011
Customer A	137,393	109,597	97,576
Customer B	117,893	212,393	30,378

Accounts receivable balances due from the above customers are as follows:

	December 31, 2010	December 31, 2011
Customer A	56,185	6,037
Customer B	9,563	5,238

A significant portion of the Company’s outstanding accounts receivables is derived from sales to a limited number of customers. As of December 31, 2010 and 2011, in addition to the accounts receivable balances due from customers disclosed above, outstanding accounts receivables with individual customers in excess of 10% of total accounts receivables are as follows:

	December 31, 2010	December 31, 2011
Customer C	41,135	0

Solar-grade polysilicon feedstock is an essential raw material in manufacturing the Group’s multicrystalline solar wafers. The Group’s operations depend on its ability to procure sufficient quantities of solar-grade polysilicon on a timely basis. The Group’s failure to obtain sufficient quantities of polysilicon in a timely manner could disrupt its operations, prevent it from operating at full capacity or limit its ability to expand as planned, which will reduce, and stunt the growth of its manufacturing output and revenue.

In order to secure stable supply of polysilicon and other raw materials, the Group makes prepayments to certain suppliers. Such amounts are recorded as prepayments to suppliers on the consolidated balance sheets and amounted to US$146,350 for the year ended December 31, 2011 (2010: US$168,755). The Group makes the prepayments without receiving collateral for such payments. As a result, the Group’s claims for such prepayments would rank only as an unsecured claim, which exposes the Group to the credit risks of the suppliers. A provision for doubtful recoveries of US$17,874, US$4,749 and US$70,459 for prepayments to suppliers was recognized for the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2010 and 2011, outstanding prepayments to individual suppliers in excess of 10% of total prepayments to suppliers, net are as follows:

	December 31, 2010	December 31, 2011
Supplier A	0	4,746
Supplier B	18,126	4,233
Supplier C	0	3,589
Supplier D	60,826	25

In addition to the above, the Group also made significant prepayments to Best Solar Co., Ltd. (“Best Solar”), which is controlled by Mr. Peng, for purchase of modules, which were recorded under due from related parties. See note 27 (b) for details.

The Group relies on a limited number of equipment suppliers for all of its principal manufacturing equipment. There is currently a shortage globally of the equipment required for its manufacturing process and capacity expansion. If any of the Group’s major equipment suppliers encounter difficulties in the manufacturing or shipment of its equipment to the Group or otherwise fail to supply equipment according to its requirements, it will be difficult for the Group to find alternative providers for such equipment on a timely basis which in turn could adversely affect its production and sales.

Business and economic risks

The Group operates in an industry with limited operating history and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: advances and new trends in new technologies and industry standards; capital market performance and public interest in companies operating in the PRC that are listed in the United States; competition from other competitors; changes in certain strategic relationships or customers relationships; regulatory or other factors; the ability to obtain necessary financial and other resources at commercially viable terms; the ability to attract and retain employees necessary to support the Group’s growth and general risks associated with the solar industry.

The Group conducts its principal operations in the PRC and accordingly is subject to special considerations and significant risks not typically associated with investments in equity securities of United States and Western European companies. These include risks associated with, among others, the political, economic, legal environment and social uncertainties in the PRC, government agencies’ influence over certain aspects of the Group’s operations and competition in the solar industry.

In addition, the ability to negotiate and implement specific business development projects in a timely and favorable manner may be impacted by political considerations unrelated to or beyond the control of the Group. Although the PRC government has been pursuing economic reform policies for the past two decades, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective and as a result, changes in the rate or method of taxation and changes in State policies may have a negative impact on the Group’s operating results and financial position.

Solar energy application requires significant initial capital investment. Industry demand for solar energy products depends on the availability of financing to downstream customers. The Group’s business and results of operations were adversely affected by the global economy slowdown and European debit crisis in 2011, which led to volatility in security prices, severely diminished liquidity and credit availability. Severe erosion on average selling price of the Group’s products was witnessed from the second quarter of 2011. This sustainable growth in solar energy market therefore has great uncertainty as the ultimate stabilization of global economy is uncertain under the current macroeconomic market. Demand for our products might fluctuate if solar industry end-customers are not able to finance PV systems at a competitive cost.

The Group cannot assure that there will be no further deterioration of the global credit condition and any resulting effects of changes, including those described above, may have a material and adverse effect on the Group’s business, results of operations and financial condition in 2012.

Currency risk

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.